Related Party Balances and Transactions	6 Months Ended
Sep. 30, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 18 — Related party balances and transactions

Related party balances

Amount due from related parties

Name of related party	Relationship	Nature	As of September 30, 2025	As of March 31, 2025
			(Unaudited)
Epicsoft Ventures Ltd	Common shareholders	Reimbursement of business expenses	$-	$426
SEGA Corporation	Shareholder of the Company	Recoupable advertising fee receivable	-	377,904
Joseph Thomas Van Heeswijk	Minority Shareholder of 2Game	Director loan, interest free, no maturity date	254	8,873
Jianhao Tan Brand Ventures Pte Ltd	Jianhao Tan, the shareholder of JHTB Venture, the CEO of Titan Digital	Expenses paid on behalf	-	5,131
Total			$254	$392,334

Prepayment, a related party

Name of related party	Relationship	Nature	As of September 30, 2025	As of March 31, 2025
			(Unaudited)
Nekcom Inc	Equity securities investee	Prepayment for a recoupable minimum sales guarantee, Five (5) years following the First Commercial Release Date	$5,000,000	$3,000,000

Accounts payable, a related party

Name of related party	Relationship	Nature	As of September 30, 2025	As of March 31, 2025
			(Unaudited)
SEGA Corporation	Shareholder of the Company	Purchase	$3,958,410	$4,567,337

Amount due to related parties

Name of related party	Relationship	Nature	As of September 30, 2025	As of March 31, 2025
			(Unaudited)
Choo See Wee (“Jacky”)	Chairman of the Company	Loan from Director, interest fee and repayable on demand	$12,292	$12,293
Tan Jian Hao	Shareholder of the Company	Loan from Director, interest fee and repayable on demand	124,038	56,127
Joseph Thomas Van Heeswijk	Minority Shareholder of 2Game	Consideration payable for 10% controlling interest in 2Game	7,509	197,885
Shaun Amah Goz	Minority Shareholder of 2Game	Consideration payable for 10% controlling interest in 2Game	6,499	197,885
Wong Wan Ping Mario	Minority Shareholder of 2Game	Consideration payable for 10% controlling interest in 2Game	-	197,885
Debbie Soon	Director of Starry Jewelry	Expenses paid on behalf	-	743
Mr. Shaun	Director of 2 Game Dubai	Expenses paid on behalf	40,121	20,520
Total			$190,459	$683,338

Related parties’ transactions

Revenue from a related party

Name of Related Party	Relationship	For the Six Months Ended September 30, 2025	For the Six Months Ended September 30, 2024
		(Unaudited)	(Unaudited)
SEGA Corporation	Shareholder of the Company	$214	$675

Cost of revenue from related parties

Name of related party	Relationship	Nature	For the Six Months Ended September 30, 2025	For the Six Months Ended September 30, 2024
			(Unaudited)	(Unaudited)
SEGA Corporation	Shareholder of the Company	Purchase of console game	$5,318,374	$7,154,918
Jianhao Tan	CEO of Titan Digital	Content creation for social media advertising	760	153,902
Total			$5,319,134	$7,308,820